Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Loans receivable, fair value	[1]	¥ 1,415,348	¥ 1,210,590
Receivables from customers, fair value		60,506	86,839
Receivable from other than customers		12,268	10,362
Securities purchased under agreements to resell, fair value		318,084	297,653
Trading assets, securities pledged as collateral		18,074,120	15,230,817
Trading assets, fair value		15,804	14,328
Private equity investments, fair value		10,318	10,770
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		483,378	426,081
Securities pledged as collateral			17,823
Other, fair value		159,042	169,080
Short-term borrowings, fair value		593,885	710,629
Deposits received at banks, fair value		147,998	71,156
Securities sold under agreements to repurchase, fair value		588,170	411,847
Securities loaned, fair value		88,646	104,606
Other liabilities, fair value		36,779	52,110
Long-term borrowings, fair value		¥ 4,697,524	¥ 4,557,326
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,233,562,601	3,233,562,601
Outstanding		3,001,173,885	3,017,804,012
Common stock held in treasury, shares		232,388,716	215,758,589
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 4,911,777	¥ 4,643,412
Equity Securities [Member]
Securities pledged as collateral		306	606
Other Affiliates [Member]
Securities pledged as collateral		¥ 5,363	¥ 5,038

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.